COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense of right-of-use assets	$ (35,244)	$ (23,833)	$ (17,638)
TOTAL	(1,110,848)	(802,090)	(509,812)
Cost of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, employee benefits and social security taxes	(1,014,469)	(745,307)	(476,480)
Professional services	(37,293)	(23,989)	(6,599)
Depreciation and amortization expense	(13,510)	(10,730)	(9,759)
Travel and housing	(11,057)	(4,950)	(6,881)
Depreciation expense of right-of-use assets	(9,802)	(3,392)	0
Office expenses	(8,817)	(6,607)	(3,050)
Promotional and marketing expenses	(4,111)	(687)	(498)
Shared-based compensation expense	(4,917)	(3,568)	(4,109)
Recruiting, training and other employee expenses	(3,150)	(2,860)	(2,436)
Share-based compensation expense - Cash settled	$ (3,722)	$ 0	$ 0